INCOME TAXES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expense	¥ 337,652	$ 48,284	¥ 238,900	¥ 247,616
Income tax reconciliation percentage of tax holiday exemption			6.31%	7.05%
Valuation allowances	37,414		¥ 26,468	¥ 16,070	¥ 26,468
Tax loss carry-forward	¥ 56,775
Tax loss carry-forward, limitations on use	The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.	The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group.
Minimum effective rate of tax on group annual revenue	15.00%	15.00%
Deferred tax liabilities	¥ 48,476		47,234		47,234
Dividend withholding tax	105,926		¥ 70,450		¥ 70,450
Remaining undistributed earnings	3,476,126
Expiring between 2026 to 2030
Income Taxes [Line Items]
Tax loss carry-forward	¥ 104,649
PRC
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%
Preferential tax rate	15.00%	15.00%		15.00%	9.00%
PRC | Geerong Yunke
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Geerong Yunke | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2022	2022
PRC | Geerong Yunke | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2024	2024
PRC | Jiayin Shuke
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Jiayin Shuke | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2025	2025
PRC | Jiayin Shuke | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2027	2027
PRC | Jiayin Technology
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%
PRC | Jiayin Technology | Minimum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2025	2025
PRC | Jiayin Technology | Maximum
Income Taxes [Line Items]
Entitled preferential income tax rate year	2027	2027
PRC | Chuangzhen Software
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%
Hong Kong
Income Taxes [Line Items]
Effective income tax rate till two million	8.25%	8.25%
Effective income tax rate above two million	16.50%	16.50%
Indonesia
Income Taxes [Line Items]
Percentage of CIT rate	25	25
Percentage of Corporate Income Tax adjust				22
Nigeria
Income Taxes [Line Items]
Percentage of corporate income tax rate for large company	30	30
Chinese Mainland
Income Taxes [Line Items]
Income tax expense	¥ 336,976
Outside Chinese Mainland
Income Taxes [Line Items]
Income tax expense	¥ 676